CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Mar. 26, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	25,445,000	19,000,000	19,000,000	19,000,000
Common Stock, Shares, Outstanding	25,445,000	19,000,000		19,000,000